Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions	Related parties
Name of related parties	Relationship with the Company
Bitmain Technologies Holding Company and its affiliates (“Bitmain”)	Related parties of one of the Company’s shareholders
Jinyun Enterprises Limited (“Jinyun”or “BitFuFu Pool”）	Joint venture of the Company
Mr. Liang Lu	Ultimate voting control of the Company
Other than being disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2025, 2024 and 2023:
	Year Ended December 31,
	2025	2024	2023

Services provided by:
- Bitmain (i)	193,518	177,162	166,541
Cost of sales for mining equipment purchased from:
- Bitmain (ii)	30,522	-	-
Services provided to:
- BitFuFu Pool (iii)	22,905	4,126	-

(i)	The Company purchased infrastructure hosting services and hash rate services from Bitmain for the years ended December 31, 2025, 2024 and 2023 which were recognized in cost of revenues.

(ii)	For the year ended December 31, 2025, the Company also purchased mining equipment from Bitmain directly, which was recognized in cost of revenues when the mining equipment was sold to customers (2024 and 2023: Nil).

(iii)	For the year ended December 31, 2025, the Company provided hash rate to BitFuFu Pool for Bitcoin mining, which was recognized in self-mining revenue of the Company. The payout method of BitFuFu Pool is FPPS, as defined in Note 2 “Summary of significant accounting policies – Revenue recognition”.
The Company had the following related party balances as of December 31, 2025 and 2024:
	As of December 31,
	2025	2024

Amount due from/ (due to) related parties:
- Mr. Liang Lu (i)	28	25
- Bitmain, net (i) (ii)	68,188	31,512

Pledged Bitcoins- current
-Bitmain (Note 5)	1,932	12,569

(i)	The amount due from/(to) related parties as of December 31, 2025 and 2024 was interest free without a stated maturity.

(ii)	The amounts due from Bitmain as of December 31, 2025 and 2024 presented the net balance of hosting services fees payable, prepaid hash rate fees and mining equipment purchase price payable.